Loans (Troubled Debt Restructurings, Subsequently Defaulted) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Defaulted payment following modification for troubled debt restructurings	$ 0	$ 0	$ 0	$ 857	$ 1,942	$ 527
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	0	0	2	4	1
Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Modifications [Line Items]
Defaulted payment following modification for troubled debt restructurings	0	0	0	565	565	527
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	0	0	1	1	1
Commercial Real Estate Loans [Member]
Financing Receivable, Modifications [Line Items]
Defaulted payment following modification for troubled debt restructurings	$ 0	$ 0	$ 0	$ 292	$ 1,377	$ 0
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	0	0	1	3	0